Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 255	SFr 3
Realized gains	8	0
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales		4
Realized gains		0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	255	3
Realized gains	SFr 8	0
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales		4
Realized gains		SFr 0